Description Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Line Items]
Number of reportable segments		4
Research and development costs		$ 41.3	$ 36.4	$ 33.3
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	223.6
Net income	138.2			10.1
Maximum
Accounting Policies [Line Items]
Maximum Ownership Percentage for Equity Method Investment		50.00%
Finite-lived intangible asset useful life		24 years
Maximum | Machinery and equipment
Accounting Policies [Line Items]
Property and equipment useful lives		15 years
Maximum | Computer Software
Accounting Policies [Line Items]
Property and equipment useful lives		10 years
Maximum | Buildings
Accounting Policies [Line Items]
Property and equipment useful lives		40 years
Minimum | Machinery and equipment
Accounting Policies [Line Items]
Property and equipment useful lives		3 years
Resin Business [Member]
Accounting Policies [Line Items]
Proceeds from Divestiture of Businesses	$ 250